Putnam
Intermediate
U.S. Government
Income Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-04

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From the Trustees

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John A. Hill and George Putnam, III

Dear Fellow Shareholder:

Over the past several months, Putnam has introduced a number of voluntary reforms. We would like to call your attention to two of them that are now being included in these reports to provide shareholders with more useful information about their investments. Following the performance tables in the Performance Summary, you will find new expense and risk comparison information for your fund. The expense comparison information enables you to estimate the amount you have actually paid for ongoing expenses such as management fees and distribution (or 12b-1) fees and to compare these expenses with the average expenses of funds in your fund's Lipper peer group. The risk comparison shows your fund's risk relative to similar funds as tracked by Morningstar, an independent fund-rating company. We believe the expense and risk information can function as a valuable tool for you and your financial advisor to use when making decisions about your financial program. These enhancements to our reports are part of the additional disclosure we are committed to providing to shareholders.

In a challenging environment for fixed-income investments, Putnam Intermediate U.S. Government Income Fund generated flat returns at net asset value for the six months ended May 31, 2004. This return lagged that of the fund's benchmark index, primarily due to defensive positioning designed to protect the portfolio's principal. However, it closely matched the performance of the Lipper peer group average for the period. Details are shown on the facing page.

As always, we appreciate your support of Putnam Investments.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

July 21, 2004


Report from Fund Management

Fund highlights

 * Putnam Intermediate U.S. Government Income Fund class A shares returned 0.00% at net asset value (NAV) and -3.18% at public offering price (POP) for the six months ended May 31, 2004.

 * The fund underperformed its benchmark, the Lehman Intermediate
   Government Bond Index, which advanced 0.38% during the same period. Portfolio management strategies designed to protect the fund's principal detracted from total return.

 * The fund's performance at NAV was closely in line with the 0.06% average return for its Lipper category, Short-Intermediate U.S. Government Funds.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.

Performance commentary

After a three-year bull run, the upward momentum of U.S. bond markets flagged in the six-month period under review. Investors' concerns about inflation and potential erosion of bond prices were renewed amid growing signs of U.S economic strength and expectations that the Federal Reserve Board would soon begin to lift short-term interest rates. Bond-market returns for the period barely edged into positive territory.

While Putnam Intermediate U.S. Government Income Fund's absolute returns for the first half of its 2004 fiscal year may appear somewhat disappointing, they should be considered in the context of an investment environment unfavorable to bonds. In fact, one of the main reasons that the fund's return fell modestly short of the benchmark for the period was our conservative positioning of the portfolio to protect against loss of principal in this negative climate. More details on this and other fund strategies follow in the subsequent sections of this report.

FUND PROFILE

Putnam Intermediate U.S. Government Income Fund seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital by allocating its assets among intermediate-maturity U.S. Treasuries, mortgage-backed securities, and other U.S. government agency securities. The fund may be appropriate for investors seeking current income.

Market overview

An overview of fixed-income markets for the first six months of the fund's fiscal year can be given in two parts. From December through March, disappointing job growth, lingering excess manufacturing capacity, and a resurgence in global terrorism shook investors' confidence in U.S. economic recovery. Bonds rallied in this environment, as many market participants believed that the Fed would delay raising interest rates in the face of continued economic softness. Further support for U.S. bond markets, particularly Treasuries, came from massive purchases on behalf of Asian central banks, primarily the Bank of Japan.

In early April, however, yields reversed direction and began a rapid rise. Investors increasingly became convinced that the Fed, spurred by signs of sustained economic growth and nascent inflationary pressures, would raise interest rates sooner than had been previously anticipated. Bond prices, which move in the opposite direction of yields, fell broadly and steeply. The upward momentum in yields (and downward trend in bond prices) moderated in the final weeks of the period, however, on a series of disappointing U.S. economic data releases as well as concerns over intensified terrorism threats and violence in Iraq.

For the period as a whole, bond markets posted minuscule gains.
Treasuries underperformed other market sectors, while mortgage-backed securities (MBSs) benefited as mortgage refinancing activity abated.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 5/31/04
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lehman Intermediate Government Bond Index
(intermediate-maturity U.S. government bonds)                           0.38%
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         0.60%
-------------------------------------------------------------------------------
Lehman Municipal Bond Index (tax-exempt bonds)                         -0.22%
-------------------------------------------------------------------------------
JP Morgan Global High Yield Index (global high-yield
corporate bonds)                                                        3.29%
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                      6.79%
-------------------------------------------------------------------------------
Russell 1000 Index (large-company stocks)                               6.36%
-------------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                 10.32%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 5/31/04.
-------------------------------------------------------------------------------

Strategy overview

The fund's investment approach is to assess the relative attractiveness of the different types of U.S. government securities -- U.S. Treasuries, mortgage-backed securities (MBSs), and other government agency obligations -- given macroeconomic conditions and our interest-rate outlook. We then choose securities within these sectors by analyzing their yields and maturities, within the specified short- to intermediate-maturity mandate outlined in the fund's prospectus. The increased allocation to Treasuries that took place over the course of the period is a natural result of this investment process -- as the fund benefited from strong performance in the MBS sector, we also began to see better relative values in the Treasury sector and shifted the portfolio's emphasis accordingly.

During the period, we expected interest rates to begin rising from very low levels as the economy continued to expand and inflationary pressures started to build. Therefore we kept the portfolio's duration consistently short to protect against loss of principal. (Duration is a measure of sensitivity to interest-rate movements; the shorter a portfolio's duration, the less its value will fall if rates rise.) What we predicted did eventually occur, but later and to a lesser degree than we had forecast. For much of the period, rates remained at historic lows as poor reported job growth made investors skeptical about a sustained economic recovery. That view finally changed and rates turned up as the data on jobs dramatically improved in April and May.

As intended, the portfolio's short duration helped protect against capital loss in the period, but this benefit was more than offset by the lower income generated by the shorter-maturity, lower-yielding securities emphasized in the portfolio.


[GRAPHIC OMITTED: horizontal bar chart PORTFOLIO COMPOSITION COMPARED]

PORTFOLIO COMPOSITION COMPARED

                                as of 11/30/03     as of 5/31/04
U.S. Treasury
securities                           17.5%            44.4%

Fixed-rate
mortgage-backed
securities                           50.5%            39.2%

Cash and
short-term
investments                          10.3%            10.4%

U.S. government
agency obligations                   14.8%             7.8%

Adjustable-rate
rmortgage-backed
securities                            0.3%             0.0%

Footnote reads:
Weightings are shown as a percentage of net assets. Holdings will vary over time. A portion of short-term investments reflect amounts used to settle TBA purchase commitments (discussed on page 33).


How fund holdings affected performance

Throughout the period, the portfolio had a shorter, more defensive duration than that of the benchmark and of the average for funds in its peer group. This positioning impaired performance during the period's first four months, when interest rates confounded market expectations by continuing to fall even as economic growth heated up. However, this defensive position helped protect the value of the portfolio in April and May as rates began to rise.

We began moving portfolio duration closer to neutral (relative to the benchmark index) as rates began to climb toward period-end. Higher bond yields meant that the portfolio's holdings were generating more income, providing a cushion against further bond-price declines; furthermore, as rates rose, in our view the probable size of future rate increases correspondingly began to shrink.

In terms of sector allocation, we consistently emphasized MBSs over government agency securities during the period. The market for MBSs is much larger and deeper than that for agencies; there is also relatively greater opportunity for adding value through security selection by choosing among instruments that reflect differing prepayment assumptions. Furthermore, MBSs, which by definition are backed by mortgage obligations and do not rely entirely on the issuing agency's credit for repayment, are less vulnerable than unsecured agency bonds to negative news about individual issuers. Within MBS holdings, an exposure to reperforming mortgage loans (previously impaired credits which have been strengthened through restructuring and issuer guarantees) aided returns.

[GRAPHIC OMITTED: horizontal bar chart THE FUND'S MATURITY AND
 DURATION COMPARED]

THE FUND'S MATURITY AND DURATION COMPARED

                             11/30/2003     5/31/2004
Average effective
maturity in years               3.2            4.3

Duration in years               2.8            3.4

Footnote reads:
This chart compares changes in the fund's duration (a measure of its sensitivity to interest-rate changes) and its average effective maturity (a weighted average of the holdings' maturities).

Average effective maturity also takes into account put and call features, where applicable, and reflects prepayments for mortgage-backed securities.

During the period, we emphasized 15-year over 30-year MBSs. Furthermore, in the shorter-term portion of the portfolio, we focused primarily on MBSs instead of agencies. Fifteen-year securities carry less prepayment risk, so they tend to be less volatile than 30-year issues. However, this positioning constrained relative performance as 30-year mortgages outperformed 15-year mortgages for the period.

In contrast to our bias toward shorter-maturity MBSs, we favored agencies and Treasuries, especially 10-year Treasury notes, in the longer maturities. We felt agencies in that range were attractively priced. Within the fund's Treasury allocation, the maturity profile was barbelled; that is, holdings were concentrated in the shorter- and longer-maturity areas of the yield curve.

Within the MBS allocation, we generally preferred securities issued by the Federal National Mortgage Association (Fannie Mae) over those issued by the Federal Home Loan Mortgage Corporation (Freddie Mac) due to relatively attractive valuation and liquidity. The market for Fannie Mae-issued securities is deeper and more liquid than Freddie Mac-issued instruments, typically resulting in lower transaction costs.

Over the course of the period, we favored discounted or premium-priced bonds over those that were par-priced; that is, priced at the face value stated on the bond. Investors find it easier to value par bonds, which increases demand and prices for those instruments. We feel we have expertise in handling the extra prepayment risk that goes with discounted and premium bonds, enabling us to add value through security selection in those market segments.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The fund's management team

The fund is managed by the Putnam Core Fixed-Income Team. The members of the team are Kevin Cronin (Portfolio Leader), Rob Bloemker (Portfolio Member), Carl Bell, Andrea Burke, Steve Horner, D. William Kohli,
Michael Salm, John Van Tassel, and David Waldman.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

U.S. economic expansion has become more entrenched and inflation apparently has turned up with more vigor than expected. In these circumstances, we have been expecting that the Fed will soon begin raising interest rates in order to ward off inflation (and this did, in fact, take place after the end of the period). Although inflation has accelerated, it is still mild. This gives the Fed room to lift rates gradually, minimizing the risk to the economic expansion that this transition might produce through the reaction of financial markets. In the context of our outlook for growth and inflation, we believe that should the federal funds rate rise to approximately 2% in the first half of 2005, this would accomplish the removal of extraordinary stimulus and still support a healthy ongoing expansion.

Given the potential for a continued upward trend in interest rates, we plan to keep the fund slightly defensive; in other words, we seek to maintain a short-to-neutral duration profile relative to the benchmark. Earlier this year, when rates were at 45-year lows, we felt that maintaining a shorter portfolio duration was of paramount importance to the fund. Going forward, we expect to be more flexible and tactical with the portfolio's duration positioning. In terms of sector allocations, we continue to favor MBSs toward the shorter end of the yield curve and agency securities and Treasuries toward the longer end of the curve.

In future months, we will continue to balance our efforts to take advantage of the income opportunities that will accompany rising interest rates with our efforts to preserve capital and maintain a prudent level of risk exposure.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended May 31, 2004. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 5/31/04
--------------------------------------------------------------------------------------------------------------------
                       Class A               Class B               Class C               Class M           Class R
(inception dates)     (2/16/93)             (2/16/93)             (7/26/99)              (4/3/95)         (12/1/03)
--------------------------------------------------------------------------------------------------------------------
                    NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP          NAV
--------------------------------------------------------------------------------------------------------------------
6 months           0.00%     -3.18%     -0.30%     -3.26%     -0.38%     -1.36%     -0.06%     -2.14%       -0.09%
--------------------------------------------------------------------------------------------------------------------
1 year            -0.86      -4.12      -1.45      -4.36      -1.62      -2.58      -1.00      -3.04        -1.05
--------------------------------------------------------------------------------------------------------------------
5 years           28.44      24.32      24.54      24.54      23.08      23.08      27.35      24.79        26.97
Annual average     5.13       4.45       4.49       4.49       4.24       4.24       4.95       4.53         4.89
--------------------------------------------------------------------------------------------------------------------
10 years          77.62      71.77      67.88      67.88      64.11      64.11      75.20      71.58        73.18
Annual average     5.91       5.56       5.32       5.32       5.08       5.08       5.77       5.55         5.64
--------------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)     5.28       4.97       4.67       4.67       4.45       4.45       5.14       4.96         5.03
--------------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 3.25% and 2.00%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 3% in the first year, declining to 1% in the fourth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

For a portion of the period, this fund limited expenses, without which returns would have been lower.

A 2% short-term trading fee will be imposed on shares exchanged or sold within 5 days of purchase.

-------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/04
-------------------------------------------------------------------------
                           Lehman         Lipper Short-
                           Intermediate   Intermediate U.S.
                           Government     Government Funds
                           Bond Index     category average*
-------------------------------------------------------------------------
6 months                    0.38%          0.06%
-------------------------------------------------------------------------
1 year                     -0.89          -1.16
-------------------------------------------------------------------------
5 years                    35.27          28.68
Annual average              6.23           5.17
-------------------------------------------------------------------------
10 years                   88.34          72.68
Annual average              6.54           5.60
-------------------------------------------------------------------------
Annual average
(life of fund)              5.99           5.26
-------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month and 1-, 5-, and 10-year periods ended 5/31/04, there were 81, 79, 68, and 36 funds, respectively, in this Lipper category.

------------------------------------------------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/04
------------------------------------------------------------------------------------------------------------
                                   Class A        Class B       Class C           Class M          Class R
------------------------------------------------------------------------------------------------------------
Distributions (number)                6              6             6                 6                6
------------------------------------------------------------------------------------------------------------
Income                           $0.040885       $0.025297     $0.021488         $0.036976        $0.035802
------------------------------------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------------------------------------
  Long-term                       0.025000        0.025000      0.025000          0.025000         0.025000
------------------------------------------------------------------------------------------------------------
  Short-term                      0.015000        0.015000      0.015000          0.015000         0.015000
------------------------------------------------------------------------------------------------------------
Total                            $0.080885       $0.065297     $0.061488         $0.076976        $0.075802
------------------------------------------------------------------------------------------------------------
Share value:                   NAV       POP        NAV           NAV          NAV       POP         NAV
------------------------------------------------------------------------------------------------------------
11/30/03                     $5.18     $5.35       $5.19         $5.18       $5.20     $5.31          --
------------------------------------------------------------------------------------------------------------
12/1/03*                        --        --         --            --          --         --        $5.18
------------------------------------------------------------------------------------------------------------
5/31/04                       5.10      5.27        5.11          5.10        5.12      5.22         5.10
------------------------------------------------------------------------------------------------------------
Current return
(end of period)
------------------------------------------------------------------------------------------------------------
Current dividend rate 1      2.04%     1.97%       1.45%         1.31%       1.89%     1.86%        1.82%
------------------------------------------------------------------------------------------------------------
Current 30-day
SEC yield 2                  1.85      1.79        1.26           1.11       1.70      1.67         1.63
------------------------------------------------------------------------------------------------------------

* Inception date of class R shares.

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 For a portion of the period, this fund limited expenses, without which returns would have been lower. Based only on investment income, calculated using SEC guidelines.


--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 6/30/04 (MOST RECENT CALENDAR QUARTER)
--------------------------------------------------------------------------------------------------------------------------
                       Class A               Class B               Class C               Class M             Class R
(inception dates)     (2/16/93)             (2/16/93)             (7/26/99)              (4/3/95)           (12/1/03)
--------------------------------------------------------------------------------------------------------------------------
                    NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP          NAV
--------------------------------------------------------------------------------------------------------------------------
6 months          -0.22%     -3.39%     -0.70%     -3.67%     -0.78%     -1.77%     -0.28%     -2.37%       -0.31%
--------------------------------------------------------------------------------------------------------------------------
1 year            -0.65      -3.91      -1.23      -4.14      -1.40      -2.37      -0.79      -2.83        -0.84
--------------------------------------------------------------------------------------------------------------------------
5 years           28.89      24.74      25.23      25.23      23.69      23.69      28.05      25.46        27.38
Annual average     5.21       4.52       4.60       4.60       4.34       4.34       5.07       4.64         4.96
--------------------------------------------------------------------------------------------------------------------------
10 years          78.53      72.62      68.38      68.38      64.82      64.82      76.09      72.42        74.01
Annual average     5.97       5.61       5.35       5.35       5.12       5.12       5.82       5.60         5.70
--------------------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)     5.27       4.96       4.66       4.66       4.44       4.44       5.14       4.95         5.02
--------------------------------------------------------------------------------------------------------------------------

Understanding your
fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses may have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Intermediate U.S. Government Income Fund from December 1, 2003, to May 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

-----------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 5/31/04
-----------------------------------------------------------------------------
                        Class A    Class B    Class C    Class M    Class R
-----------------------------------------------------------------------------
Expenses paid per
$1,000*                      $5         $8         $9         $6         $6
-----------------------------------------------------------------------------
Ending value (after
expenses)                $1,000       $997       $996       $999       $999
-----------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 5/31/04. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended May 31, 2004, use the calculation method below. To find the value of your investment on December 1, 2003, go to www.putnaminvestments.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 12/01/2003 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.

HOW TO CALCULATE THE EXPENSES YOU PAID
------------------------------------------------------------------------------
                                                                  Total
Value of your                                   Expenses paid     expenses
investment on 12/1/03   [DIV]     $1,000   X    per $1,000     =  paid
-----------------------------------------------------------------------------
Example Based on a $10,000 investment in class A shares of your fund.
-----------------------------------------------------------------------------
$10,000                 [DIV]     $1,000   X   $5 (see table above) = $50
-----------------------------------------------------------------------------

Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended 5/31/04
------------------------------------------------------------------------------
                        Class A    Class B    Class C    Class M    Class R
------------------------------------------------------------------------------
Expenses paid per
$1,000*                      $5         $8         $9         $6         $6
------------------------------------------------------------------------------
Ending value (after
expenses)                $1,020     $1,017     $1,016     $1,019     $1,019
------------------------------------------------------------------------------

 * Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 5/31/04. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Using industry averages to compare expenses

You can also compare your fund's expenses with industry averages, as determined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.

------------------------------------------------------------------------------
EXPENSE RATIO COMPARISONS USING ANNUALIZED DATA
------------------------------------------------------------------------------
                              Class A   Class B   Class C   Class M   Class R
------------------------------------------------------------------------------
Your fund's annualized
expense ratio                    1.01%     1.61%     1.76%     1.16%     1.26%
------------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer group +    0.98%     1.58%     1.73%     1.13%     1.23%
------------------------------------------------------------------------------

+ For class A shares, expenses shown represent the average of the expenses of front-end load funds viewed by Lipper as having the same investment classification or objective as the fund, calculated in accordance with Lipper's standard reporting methodology for comparing expenses within a given universe. All Lipper data is for the most recent fiscal periods available as of 3/31/04. For class B, C, M and R shares, Putnam has adjusted the Lipper total expense average to reflect higher 12b-1 fees incurred by these classes of shares. The peer growp may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average.

Risk comparison

As part of new initiatives to enhance disclosure, we are including a risk comparison to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK

Fund's Overall
Morningstar Risk   0.08

Taxable bond
fund average       0.33

0%   Increasing Risk   100%

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of 6/30/04. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein
(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 3% maximum during the first year to 1% during the fourth year. After the fourth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


Comparative indexes

JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high-yield corporate debt market of both developed and emerging markets.

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lehman Intermediate Government Bond Index is an unmanaged index of government bonds with maturities between 1 and 10 years.

Lehman Municipal Bond Index is an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of international stocks from Europe, Australasia, and the Far East.

Russell 1000 Index is an unmanaged index of the largest 1,000 companies in the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.


A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
May 31, 2004 (Unaudited)

-------------------------------------------------------------------------------
U.S. government and agency mortgage obligations (38.6%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
U.S. Government Guaranteed Mortgage Obligations (0.5%)
      $146,612 Government National Mortgage
               Association Adjustable  Rate
               Mortgages 7s, July 20, 2026                             $148,527
               Government National Mortgage
               Association Pass-Through
               Certificates
     3,183,361 7 1/2s, with due dates from December
               15, 2023 to  March 15, 2032                            3,419,434
       606,474 7s, with due dates from July 15,
               2029 to May 15, 2032                                     641,982
                                                                 --------------
                                                                      4,209,943

U.S. Government Agency Mortgage Obligations (38.1%)
               Federal Home Loan Mortgage
               Corporation
       143,084 7 1/2s, with due dates from April 1,
               2016 to December 1, 2017                                 153,965
               Federal National Mortgage
               Association Adjustable Rate
               Mortgages
        32,485 5 1/2s, November 1, 2024                                  32,497
        38,484 3.535s, July 1, 2026                                      38,990
               Federal National Mortgage
               Association Pass-Through
               Certificates
           828 11 1/4s, October 1, 2010                                     838
         1,393 8s, May 1, 2013                                            1,434
       581,504 7 1/2s, with due dates from October
               1, 2022 to November 1, 2030                              621,834
    32,009,220 7s, with due dates from January 1,
               2025 to November 1, 2033                              33,684,589
     1,131,342 7s, with due dates from September 1,
               2007 to January 1, 2015                                1,202,718
    13,053,327 6 1/2s, with due dates from
               September 1, 2023 to January 1, 2034                  13,551,756
     2,553,064 6 1/2s, with due dates from February
               1, 2014 to February 1, 2017                            2,697,405
     2,810,000 6 1/2s, TBA, June 1, 2034                              2,909,227
     4,300,358 6s, with due dates from April 1,
               2033 to March 1, 2034                                  4,374,171
     1,259,518 6s, with due dates from March 1,
               2014 to October 1, 2016                                1,311,076
       452,867 5 1/2s, with due dates from June 1,
               2013 to December 1, 2013                                 465,287
    51,710,000 5 1/2s, TBA, June 1, 2034                             51,176,766
     9,462,982 5s, with due dates from December 1,
               2018 to June 1, 2019                                   9,469,748
    67,094,498 4 1/2s, with due dates from February
               1, 2033 to June 1, 2034                               62,509,591
       100,000 4 1/2s, TBA, June 1, 2034                                 93,063
   101,249,101 4s, with due dates from June 1, 2018
               to May 1, 2019                                        96,702,711
    17,100,000 4s, TBA, June 1, 2019                                 16,287,750
                                                                 --------------
                                                                    297,285,416
                                                                 --------------
               Total U.S. government and agency
               mortgage  obligations
               (cost $300,524,029)                                 $301,495,359

U.S. government agency obligations (7.8%) (a) (cost $61,909,815)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $53,694,000 Fannie Mae 7 1/4s, January 15, 2010                  $60,959,872

U.S. treasury obligations (44.4%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $65,596,000 U.S. Treasury Bonds 4 1/4s, August
               15, 2013                                             $63,771,644
               U.S. Treasury Notes
    25,000,000 4s, February 15, 2014                                 23,765,625
   110,338,000 2 5/8s, May 15, 2008                                 106,864,118
    40,500,000 1 7/8s, January 31, 2006                              40,189,932
    97,198,000 1 5/8s, January 31, 2005                              97,243,586
    15,000,000 1 1/8s, June 30, 2005                                 14,879,295
                                                                 --------------
               Total U.S. treasury obligations
               (cost $351,593,719)                                 $346,714,200

Collateralized mortgage obligations (8.8%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
               Fannie Mae
    $4,359,472 Ser. 03-W6, Class PT1, 9.429s, 2042                   $4,928,257
     6,075,134 Ser. 02-T18, Class A4, 7 1/2s, 2042                    6,521,479
     6,132,769 Ser. 03-W3, Class 1A3, 7 1/2s, 2042                    6,583,349
    15,960,801 Ser. 02-T16, Class A3, 7 1/2s, 2042                   17,133,455
     1,105,310 Ser. 03-W2, Class 1A3, 7 1/2s, 2042                    1,186,518
     3,586,436 Ser. 02-W4, Class A5, 7 1/2s, 2042                     3,849,934
       149,827 Ser. 02-W1, Class 2A, 7 1/2s, 2042                       160,835
       478,201 Ser. 02-14, Class A2, 7 1/2s, 2042                       513,335
     3,308,387 Ser. 01-T10, Class A2, 7 1/2s, 2041                    3,551,457
     2,359,480 Ser. 02-T4, Class A3, 7 1/2s, 2041                     2,532,833
       859,180 Ser. 02-T6, Class A2, 7 1/2s, 2041                       922,304
     1,400,900 Ser. 01-T12, Class A2, 7 1/2s, 2041                    1,503,825
       915,229 Ser. 01-T8, Class A1, 7 1/2s, 2041                       982,472
     5,499,503 Ser. 01-T7, Class A1, 7 1/2s, 2041                     5,903,556
       281,514 Ser. 99-T2, Class A1, 7 1/2s, 2039                       302,197
     4,048,137 Ser. 02-T1, Class A3, 7 1/2s, 2031                     4,345,557
     1,708,049 Ser. 00-T6, Class A1, 7 1/2s, 2030                     1,833,540
       435,546 Ser. 02-W3, Class A5, 7 1/2s, 2028                       467,546
     4,794,245 Ser. 343, Class 5, IO, 5s, 2033                        1,229,274
     5,428,513 Ser. 343, Class 9, IO, 5s, 2033                        1,439,404
               Federal Home Loan Mortgage Corp.
               Structured Pass-Through Securities
     1,464,328 Ser. T-58, Class 4A, 7 1/2s, 2043                      1,571,913
       816,103 Ser. T-42, Class A5, 7 1/2s, 2042                        876,064
                                                                 --------------
               Total collateralized mortgage
               obligations (cost $68,841,428)                       $68,339,104

Short-term investments (10.2%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $17,000,000 Federal National Mortgage
               Association 1.04%, June 9, 2004                      $16,996,071
     1,175,000 U.S. Treasury Bills zero %, July 8,
               2004 (SEG)                                             1,173,901
    31,247,000 Interest in $160,000,000 joint
               repurchase agreement dated May 28,
               2004 with Bank of America due June
               1, 2004 with respect to various
               U.S. Government obligations --
               maturity value of $31,250,611 for
               an effective yield of 1.04%                           31,247,000
    30,000,000 Interest in $150,000,000 joint
               repurchase agreement dated  May 28,
               2004 with UBS Securities due June 1,
               2004 with respect to various U.S.
               Government obligations -- maturity
               value of $30,003,433 for an
               effective yield of 1.03%                              30,000,000
                                                                 --------------
               Total Short-term investments
               (cost $79,416,972)                                   $79,416,972
-------------------------------------------------------------------------------
               Total Investments
               (cost $862,285,963)                                 $856,925,507
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $780,595,309.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2004.

      TBA after the name of a security represents to be announced securities (Note 1).

Futures contracts outstanding at May 31, 2004 (Unaudited)
                                                                                     Unrealized
                                               Aggregate             Expiration      appreciation/
                              Value            face value            date            (depreciation)
------------------------------------------------------------------------------------------------------
CBT Interest Rate Swap
10 yr (Long)                   $639,000          $685,526            Jun-04          $(46,526)
Euro 90 day (Long)            6,899,725         6,913,982            Jun-04           (14,257)
Euro 90 day (Long)            3,432,625         3,444,947            Sep-04           (12,322)
Euro 90 day (Long)            3,415,475         3,431,397            Dec-04           (15,922)
Euro 90 day (Long)            3,399,375         3,417,160            Mar-05           (17,785)
Euro 90 day (Long)            3,384,675         3,403,097            Jun-05           (18,422)
Euro 90 day (Long)            3,371,900         3,390,597            Sep-05           (18,697)
Euro 90 day (Long)            3,360,175         3,379,835            Dec-05           (19,660)
U.S. Treasury Bond (Long)    13,152,344        13,051,392            Sep-04           100,952
U.S. Treasury Note
5 yr (Short)                 24,987,703        24,949,638            Sep-04           (38,065)
U.S. Treasury Note
10 yr (Long)                 70,010,250        69,640,634            Sep-04           369,616
------------------------------------------------------------------------------------------------------
                                                                                     $268,912
------------------------------------------------------------------------------------------------------

TBA sales commitments outstanding at May 31, 2004 (Unaudited)
(proceeds receivable $63,600,616)

                                               Principal            Settlement
                                               amount               date           Value
------------------------------------------------------------------------------------------------------
FNMA 6s, June 1, 2034                          $1,700,000           6/14/04        $1,727,095
FNMA 5 1/2s, June 1, 2034                       1,210,000           6/14/04         1,197,522
FNMA 4 1/2s, June 1, 2034                      11,100,000           6/14/04        10,329,938
FNMA 4s, June 1, 2019                          53,200,000           6/17/04        50,673,000
------------------------------------------------------------------------------------------------------
                                                                                  $63,927,555
------------------------------------------------------------------------------------------------------

Interest rate swap contracts outstanding at May 31, 2004 (Unaudited)

                                                                                   Unrealized
                                              Notional             Termination     appreciation/
                                              amount               date            (depreciation)
------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A.
dated December 1, 2003 to receive
semi-annually the notional amount
multiplied by 2.44% and pay quarterly
the notional amount multiplied by the
three month USD LIBOR.                        $10,538,000           12/4/05        $(79,535)

Agreement with Bank of America N.A.
dated December 12, 2003 to pay
semi-annually the notional amount
multiplied by 2.1125% and receive
quarterly the notional amount multiplied
by three month USD-LIBOR.                       1,861,000          12/16/05            (257)

Agreement with Bank of America, N.A.
dated March 25, 2004 to pay
semi-annually the notional amount
multiplied by 3.075% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR.                  19,500,000           3/30/09         908,066

Agreement with Lehman Brothers Special
Financing, Inc. dated December 5, 2003
to receive semi-annually the notional
amount multiplied by 2.23762% and pay
quarterly the notional amount multiplied
by three month USD-LIBOR-BBA.                  21,743,000           12/9/05          64,740

Agreement with Lehman Brothers Special
Financing, Inc. dated December 11, 2003
to pay semi-annually the notional amount
multiplied by 2.235% and receive
quarterly the notional amount multiplied
by three month USD-LIBOR-BBA.                   1,020,000          12/15/05          (2,653)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004
to pay semi-annually the notional amount
multiplied by 2.008% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.
                                               13,848,000           1/23/06          68,223

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004
to pay semi-annually the notional amount
multiplied by 2.009% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.
                                               13,848,000           1/23/06          68,174

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004
to pay semi-annually the notional amount
multiplied by 2.007% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.
                                                7,438,000           1/26/06          37,943

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004
to pay semi-annually the notional amount
multiplied by 1.999% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.              14,191,000           1/26/06            74,205

Agreement with Lehman Brothers Special
Financing, Inc. dated December 9, 2003
to pay semi-annually the notional amount
multiplied by 4.64101% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.              39,362,000          12/11/13           579,111

Agreement with Lehman Brothers Special
Financing, Inc. dated December 11, 2003
to pay semi-annually the notional amount
multiplied by 4.71% and receive
quarterly the notional amount multiplied
by three month USD-LIBOR-BBA.                   4,268,000          12/15/13            39,636

Agreement with Lehman Brothers Special
Financing, Inc. dated December 12, 2003
to pay semi-annually the notional amount
multiplied by 4.5792% and receive
quarterly the notional amount multiplied
by three month USD-LIBOR-BBA.                   5,783,000          12/16/13           116,164

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004
to pay semi-annually the notional amount
multiplied by 4.408% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.               4,578,000           1/23/14           177,594

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004
to pay semi-annually the notional amount
multiplied by 4.419% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.               4,578,000           1/23/14           173,296

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004
to pay semi-annually the notional amount
multiplied by 4.375% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.               4,692,000           1/26/14           196,497

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004
to pay semi-annually the notional amount
multiplied by 4.379% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.               2,403,000           1/26/14            99,883
------------------------------------------------------------------------------------------------------
                                                                                   $2,521,087
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
May 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value (identified cost
$862,285,963) (Note 1)                                           $856,925,507
-------------------------------------------------------------------------------
Cash                                                                1,716,051
-------------------------------------------------------------------------------
Interest and other receivables                                      4,976,088
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                                344,092
-------------------------------------------------------------------------------
Receivable for securities sold                                     74,643,019
-------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                         2,603,532
-------------------------------------------------------------------------------
Total assets                                                      941,208,289

Liabilities
-------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                 373,209
-------------------------------------------------------------------------------
Distributions payable to shareholders                                 196,396
-------------------------------------------------------------------------------
Payable for securities purchased                                   92,764,033
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                          1,646,456
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                          752,071
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            398,305
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 55,534
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            1,259
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                334,778
-------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                               82,445
-------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable
$63,600,616) (Note 1)                                              63,927,555
-------------------------------------------------------------------------------
Other accrued expenses                                                 80,939
-------------------------------------------------------------------------------
Total liabilities                                                 160,612,980
-------------------------------------------------------------------------------
Net assets                                                       $780,595,309

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                  $784,784,573
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                          361,421
-------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)              (1,653,289)
-------------------------------------------------------------------------------
Net unrealized depreciation of investments                         (2,897,396)
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                               $780,595,309

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($366,415,126 divided by 71,899,017 shares)                             $5.10
-------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $5.10)*                  $5.27
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($217,786,697 divided by 42,637,694 shares)**                           $5.11
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($19,235,481 divided by 3,773,660 shares)**                             $5.10
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($9,908,143 divided by 1,937,025 shares)                                $5.12
-------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $5.12)*                  $5.22
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($10,213 divided by 2,004 shares)                         $5.10
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($167,239,649 divided by 32,869,274 shares)               $5.09
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended May 31, 2004 (Unaudited)

Interest income:                                                  $11,557,342
-------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    2,133,048
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                      1,257,859
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             14,007
-------------------------------------------------------------------------------
Administrative services (Note 2)                                        6,529
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                 494,459
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                               1,065,639
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                 116,420
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                  23,027
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                       9
-------------------------------------------------------------------------------
Other                                                                 153,564
-------------------------------------------------------------------------------
Non-recurring costs (Note 5)                                           18,365
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 5)                                     (18,365)
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                       (312,848)
-------------------------------------------------------------------------------
Total expenses                                                      4,951,713
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                            (19,742)
-------------------------------------------------------------------------------
Net expenses                                                        4,931,971
-------------------------------------------------------------------------------
Net investment income                                               6,625,371
-------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                     (755,386)
-------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                          802,119
-------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                    (1,545,027)
-------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures
contracts, swap contracts and TBA sale commitments during
the period                                                         (5,187,920)
-------------------------------------------------------------------------------
Net loss on investments                                            (6,686,214)
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $(60,843)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                            Six months ended       Year ended
                                                      May 31      November 30
Increase (decrease) in net assets                       2004*            2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                             $6,625,371      $12,925,449
-------------------------------------------------------------------------------
Net realized gain (loss) on investments           (1,498,294)      12,165,422
-------------------------------------------------------------------------------
Net unrealized depreciation of investments        (5,187,920)      (1,734,560)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           ( 60,843)      23,356,311
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
 From net investment income
  Class A                                         (3,138,038)     (7,617,460)
-------------------------------------------------------------------------------
  Class B                                         (1,234,937)     (3,076,877)
-------------------------------------------------------------------------------
  Class C                                            (98,049)       (241,025)
-------------------------------------------------------------------------------
  Class M                                            (82,691)       (234,336)
-------------------------------------------------------------------------------
  Class R                                                (24)             --
-------------------------------------------------------------------------------
  Class Y                                         (1,568,646)     (2,897,316)
-------------------------------------------------------------------------------
 From net realized short-term gain on investments
  Class A                                         (1,228,109)     (2,053,244)
-------------------------------------------------------------------------------
  Class B                                           (804,888)     (1,379,848)
-------------------------------------------------------------------------------
  Class C                                            (76,639)       (133,739)
-------------------------------------------------------------------------------
  Class M                                            (37,371)        (62,829)
-------------------------------------------------------------------------------
  Class R                                                 (3)             --
-------------------------------------------------------------------------------
  Class Y                                           (498,806)       (765,454)
-------------------------------------------------------------------------------
 From net realized long-term gain on investments
  Class A                                         (2,046,849)       (561,571)
-------------------------------------------------------------------------------
  Class B                                         (1,341,480)       (394,333)
-------------------------------------------------------------------------------
  Class C                                           (127,733)        (37,551)
-------------------------------------------------------------------------------
  Class M                                            (62,285)        (20,985)
-------------------------------------------------------------------------------
  Class R                                                 (5)             --
-------------------------------------------------------------------------------
  Class Y                                           (831,343)       (179,914)
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                        (149,571,477)   (304,484,181)
-------------------------------------------------------------------------------
Total decrease in net assets                    (162,810,216)   (300,784,352)

Net assets
-------------------------------------------------------------------------------
Beginning of period                              943,405,525   1,244,189,877
-------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $361,421 and
distributions in excess of net investment
income of $141,565, respectively)               $780,595,309    $943,405,525
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------------------------
                                   Six months
                                      ended
                                      May 31
Per-share                          (Unaudited)                                 Year ended November 30
operating performance                  2004            2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $5.18           $5.17           $5.10           $4.90           $4.81           $5.01
----------------------------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------------------------
Net investment income                   .04 (c)         .06             .17             .26 (f)         .28             .25
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (.04)            .04             .12             .19             .06            (.20)
----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    --             .10             .29             .45             .34             .05
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------
From net
investment income                      (.04)           (.06)           (.20)           (.25)           (.25)           (.25)
----------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                    (.04)           (.03)           (.02)             --              --              --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                    (.08)           (.09)           (.22)           (.25)           (.25)           (.25)
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $5.10           $5.18           $5.17           $5.10           $4.90           $4.81
----------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   -- *(d)       2.00            5.85            9.29            7.23            1.09
----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $366,415        $439,463        $588,232        $327,332        $217,197        $243,927
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               .51*(c)         .98             .97             .96            1.00             .99
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               .85*(c)        1.26            3.18            5.15            5.84            5.20
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               134.72*         509.05 (e)      538.64 (e)      224.31 (e)      401.30          318.67
----------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of 0.04% based on average net assets for class A shares (Note 2).

(d) Amount represents less than 0.01%.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(f) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------------------------------------------
                                    Six months
                                      ended
                                      May 31
Per-share                          (Unaudited)                                Year ended November 30
operating performance                  2004            2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $5.19           $5.18           $5.11           $4.91           $4.81           $5.01
----------------------------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------------------------
Net investment income                   .03 (c)         .03             .14             .23 (e)         .25             .22
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (.04)            .04             .12             .19             .07            (.20)
----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (.01)            .07             .26             .42             .32             .02
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------
From net
investment income                      (.03)           (.03)           (.17)           (.22)           (.22)           (.22)
----------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                    (.04)           (.03)           (.02)             --              --              --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                    (.07)           (.06)           (.19)           (.22)           (.22)           (.22)
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $5.11           $5.19           $5.18           $5.11           $4.91           $4.81
----------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (0.30)*          1.38            5.21            8.61            6.79             .48
----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $217,787        $290,981        $410,169        $194,202        $103,543        $137,130
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               .81*(c)        1.58            1.57            1.56            1.60            1.59
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               .55*(c)         .65            2.47            4.49            5.24            4.60
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               134.72*         509.05 (d)      538.64 (d)      224.31 (d)      401.30          318.67
----------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of 0.04% based on average net assets for class B shares (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS C
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     For the
                                    Six months                                                                        period
                                      ended                                                                          July 26,
                                      May 31                                                                         1999+ to
Per-share                           (Unaudited)                        Year ended November 30                         Nov. 30
operating performance                  2004            2003            2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $5.18           $5.17           $5.10           $4.90           $4.81           $4.81
-------------------------------------------------------------------------------------------------------------------------------
Investment operations:
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                   .02 (c)         .02             .13             .21 (e)         .24             .07
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    (.04)            .04             .12             .20             .06              -- (f)
-------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (.02)            .06             .25             .41             .30             .07
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
From net
investment income                      (.02)           (.02)           (.16)           (.21)           (.21)           (.07)
-------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                    (.04)           (.03)           (.02)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                    (.06)           (.05)           (.18)           (.21)           (.21)           (.07)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $5.10           $5.18           $5.17           $5.10           $4.90           $4.81
-------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (0.38)*          1.23            5.06            8.46            6.38            1.53*
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $19,235         $28,346         $38,613         $18,335          $5,221          $2,746
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               .88*(c)        1.73            1.72            1.71            1.75             .61*
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment incom
to average net assets (%)               .47*(c)         .49            2.38            4.23            5.12            1.58*
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               134.72*         509.05 (d)      538.64 (d)      224.31 (d)      401.30          318.67
-------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of 0.04% based on average net assets for class C shares (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(f) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------------------------
                                    Six months
                                      ended
                                      May 31
Per-share                           (Unaudited)                                Year ended November 30
operating performance                  2004            2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $5.20           $5.18           $5.11           $4.92           $4.82           $5.02
----------------------------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------------------------
Net investment income                   .04 (c)         .05             .16             .25 (e)         .26             .24
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (.04)            .06             .12             .18             .08            (.20)
----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    --             .11             .28             .43             .34             .04
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------
From net
investment income                      (.04)           (.06)           (.19)           (.24)           (.24)           (.24)
----------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                    (.04)           (.03)           (.02)             --              --              --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                    (.08)           (.09)           (.21)           (.24)           (.24)           (.24)
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $5.12           $5.20           $5.18           $5.11           $4.92           $4.82
----------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (0.06)*          2.04            5.68            8.88            7.26             .93
----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $9,908         $12,376         $21,874         $15,244          $9,121         $10,918
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               .58*(c)        1.13            1.12            1.11            1.15            1.14
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               .77*(c)        1.12            3.07            4.95            5.69            5.09
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               134.72*         509.05 (d)      538.64 (d)      224.31 (d)      401.30          318.67
----------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of 0.04% based on average net assets for class M shares (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS R
------------------------------------------------------------------------
                                             For the period
                                              December 1,
                                               2003+ to
                                                May 31
Per-share                                     (Unaudited)
operating performance                            2004
------------------------------------------------------------------------
Net asset value,
beginning of period                             $5.18
------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------
Net investment income                             .04 (a)
------------------------------------------------------------------------
Net realized and unrealized
loss on investments
------------------------------------------------------------------------
Total from
investment operations                              --
------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------
From net
investment income                                (.04)
------------------------------------------------------------------------
From net realized
gain on investments                              (.04)
------------------------------------------------------------------------
Total distributions                              (.08)
------------------------------------------------------------------------
Net asset value,
end of period                                   $5.10
------------------------------------------------------------------------
Total return at
net asset value (%)(b)                          (0.09)*
------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $10
------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                         .63*(a)
------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                         .78*(a)
------------------------------------------------------------------------
Portfolio turnover (%)                         134.72*
------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of less than 0.04% based on average net assets for class R shares (Note 2).

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
----------------------------------------------------------------------------------------------------------------------------
                                    Six months
                                      ended
                                     May 31
Per-share                          (Unaudited)                                Year ended November 30
operating performance                  2004            2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $5.17           $5.16           $5.09           $4.90           $4.80           $5.01
----------------------------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------------------------
Net investment income                   .05 (c)         .07             .18             .27 (e)         .29             .26
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (.04)            .05             .12             .18             .07            (.21)
----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   .01             .12             .30             .45             .36             .05
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------
From net
investment income                      (.05)           (.08)           (.21)           (.26)           (.26)           (.26)
----------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                    (.04)           (.03)           (.02)             --              --              --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                    (.09)           (.11)           (.23)           (.26)           (.26)           (.26)
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $5.09           $5.17           $5.16           $5.09           $4.90           $4.80
----------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 0.14*           2.27            6.13            9.35            7.73            1.14
----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $167,240        $172,240        $185,303        $171,498        $132,245        $114,881
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               .38*(c)         .73             .72             .71             .75             .74
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment incom
to average net assets (%)               .98*(c)        1.51            3.55            5.41            6.11            5.45
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               134.72*         509.05 (d)      538.64 (d)      224.31 (d)      401.30          318.67
----------------------------------------------------------------------------------------------------------------------------


  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of 0.04% based on average net assets for class Y shares (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
May 31, 2004 (Unaudited)

Note 1
Significant accounting policies

Putnam Intermediate U.S. Government Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with preservation of capital, through investments primarily in U.S. government securities.

The fund offers class A, class B, class C, class M, class R and class Y shares. The fund began offering class R shares on December 1, 2003. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within four years of purchase. Class C shares have a higher ongoing distribution fee than class A, class B, class M and class R shares and have a one-year 1.00% contingent deferred sales charge and do not convert to Class A shares. Class M shares are sold with a maximum front-end sales charge of 2.00% and pay an ongoing distribution fee that is higher than class A shares but lower than class B, class C and class R shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A and class M shares, but lower than class B and class C shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Effective April 19, 2004 (May 3, 2004 for defined contribution plans administered by Putnam) a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

H) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The aggregate identified cost on a tax basis is $862,462,457, resulting in gross unrealized appreciation and depreciation of $2,011,631 and $7,548,581, respectively, or net unrealized depreciation of $5,536,950.

J) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned pro-rata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the lesser of (i) the annual rate of 0.50% of the average net assets of the fund or (ii) 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter.

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that the fund's net expenses as a percentage of average net assets exceed the average expense ratio for the fund's Lipper peer group of front-end load funds.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months May 31, 2004, the fund paid PFTC $1,045,693 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended May 31, 2004, the fund's expenses were reduced by $19,742 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,248 as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.85%, 1.00%, 0.40% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended May 31, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $12,132 and $430 from the sale of class A and class M shares, respectively, and received $400,151 and $11,588 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended May 31, 2004, Putnam Retail Management, acting as underwriter, received $3,021 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended May 31, 2004, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $604,698,233 and $945,952,216, respectively. Purchases and sales of U.S. government securities aggregated $461,615,145 and $273,580,382, respectively.

Note 4
Capital shares

At May 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          8,276,458       $42,833,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                     1,135,846         5,870,947
----------------------------------------------------------------
                                     9,412,304        48,703,947

Shares repurchased                 (22,316,956)     (115,552,830)
----------------------------------------------------------------
Net decrease                       (12,904,652)     $(66,848,883)
----------------------------------------------------------------

                                    Year ended November 30, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         40,870,621      $212,806,861
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                     1,766,174         9,186,018
----------------------------------------------------------------
                                    42,636,795       221,992,879

Shares repurchased                 (71,702,985)     (372,466,388)
----------------------------------------------------------------
Net decrease                       (29,066,190)    $(150,473,509)
----------------------------------------------------------------

                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          4,117,187       $21,323,283
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       534,618         2,773,022
----------------------------------------------------------------
                                     4,651,805        24,096,305

Shares repurchased                 (18,041,939)      (93,585,555)
----------------------------------------------------------------
Net decrease                       (13,390,134)     $(69,489,250)
----------------------------------------------------------------

                                    Year ended November 30, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         27,051,608      $141,158,852
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       759,903         3,959,532
----------------------------------------------------------------
                                    27,811,511       145,118,384

Shares repurchased                 (51,012,561)     (265,593,909)
----------------------------------------------------------------
Net decrease                       (23,201,050)    $(120,475,525)
----------------------------------------------------------------

                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            599,787        $3,116,150
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        49,318           254,978
----------------------------------------------------------------
                                       649,105         3,371,128

Shares repurchased                  (2,343,802)      (12,144,936)
----------------------------------------------------------------
Net decrease                        (1,694,697)      $(8,773,808)
----------------------------------------------------------------

                                    Year ended November 30, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          4,444,566       $23,154,160
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        64,617           335,942
----------------------------------------------------------------
                                     4,509,183        23,490,102

Shares repurchased                  (6,513,079)      (33,841,863)
----------------------------------------------------------------
Net decrease                        (2,003,896)     $(10,351,761)
----------------------------------------------------------------

                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            406,722        $2,119,531
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        32,921           164,869
----------------------------------------------------------------
                                       439,643         2,284,400

Shares repurchased                    (881,989)       (4,584,010)
----------------------------------------------------------------
Net decrease                          (442,346)      $(2,299,610)
----------------------------------------------------------------

                                    Year ended November 30, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,060,755        $5,544,300
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        53,673           280,251
----------------------------------------------------------------
                                     1,114,428         5,824,551

Shares repurchased                  (2,955,981)      (15,431,383)
----------------------------------------------------------------
Net decrease                        (1,841,553)      $(9,606,832)
----------------------------------------------------------------

                                 For the period December 1, 2003
                                     (commencement of operations)
                                                 to May 31, 2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                              1,998           $10,334
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             6                32
----------------------------------------------------------------
                                         2,004            10,366

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                             2,004           $10,366
----------------------------------------------------------------

                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,469,852        $7,792,888
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       598,300         2,898,795
----------------------------------------------------------------
                                     2,068,152        10,691,683

Shares repurchased                  (2,487,688)      (12,861,975)
----------------------------------------------------------------
Net decrease                          (419,536)      $(2,170,292)
----------------------------------------------------------------

                                    Year ended November 30, 2003
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          5,975,481       $31,054,809
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       738,901         3,836,429
----------------------------------------------------------------
                                     6,714,382        34,891,238

Shares repurchased                  (9,349,490)      (48,467,792)
----------------------------------------------------------------
Net decrease                        (2,635,108)     $(13,576,554)
----------------------------------------------------------------

At May 31, 2004, Putnam, LLC owned 196 class R shares of the fund
(9.8% of class R shares outstanding), valued at $1,000.

Note 5
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended May 31, 2004, Putnam Management has assumed $18,365 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the Fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


Putnam puts your interests first

In January, Putnam announced a number of voluntary initiatives designed to reduce fund expenses, provide investors with more useful information, and help safeguard the interests of all Putnam investors. For details, visit www.putnaminvestments.com.

Cost-cutting initiatives

Reduced sales charges

Effective immediately, the maximum sales charge for class A shares has been reduced to 5.25% for equity funds (formerly 5.75%) and 4.50% for most income funds (formerly 4.75%).*

Lower class B purchase

limit To help ensure that investors are in the most cost-effective share class, the maximum amount that can be invested in class B shares has been reduced to $100,000. (Larger trades or accumulated amounts will be directed to class A shares.)

Ongoing expenses will be limited

During calendar 2004, total ongoing expenses, including management fees for all funds, will be maintained at or below the average of each fund's industry peers in its Lipper load-fund universe. For more information, please see the Statement of Additional information.

Additional measures are being taken to reduce expenses for shareholders in the six global and international funds that had short-term trading issues.

Improved disclosure

Putnam fund prospectuses and shareholder reports are being revised to disclose additional information that will help shareholders compare funds and weigh their costs and risks along with their potential benefits. Shareholders will find easy-to-understand information about fund expense ratios, portfolio manager compensation, risk comparisons, brokerage commissions, and employee and trustee ownership of Putnam funds. Disclosure of breakpoint discounts is also being enhanced to alert investors to potential cost savings.

Protecting investors' interests

New short-term trading fee introduced

To discourage short-term trading, which can interfere with a fund's long-term strategy, a 2% short-term trading fee will be imposed on any Putnam fund shares redeemed or exchanged within five calendar days of purchase.

* The maximum sales charge for class A shares of Putnam U.S.
  Intermediate Government Income Fund remains 3.25%.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth Funds

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund*
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

Blend Funds

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund*
Global Equity Fund*
Global Natural Resources Fund*
International Capital Opportunities Fund*
International Equity Fund*
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

Value Funds

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund*
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund+

Income Funds

American Government Income Fund
Diversified Income Trust
Global Income Trust*
High Yield Advantage Fund*+
High Yield Trust*
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund++
U.S. Government Income Trust

Tax-free Income Funds

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund++
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts,
Michigan, Minnesota, New Jersey, New York,
Ohio and Pennsylvania

Asset Allocation Funds

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

 * A 1% redemption fee on total assets redeemed or exchanged between 6 and 90 days of purchase may be imposed for all share classes of these funds.

 + Closed to new investors.

++ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   With the exception of money market funds, a 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase.

   Check your account balances and the most recent month-end performance at www.putnaminvestments.com.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

Daniel T. Gallagher
Vice President and Legal and
Compliance Liaison Officer

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and BSA
Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Intermediate U.S. Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

Not FDIC Insured    May Lose Value    No Bank Guarantee

SA036-215037  398/428/674  7/04



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Intermediate U.S. Government Income Fund
Supplement to Semiannual Report dated 5/31/04

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 5/31/04

                                                                        NAV

6 months                                                               0.14%
1 year                                                                -0.58
5 years                                                               29.82
Annual average                                                         5.36
10 years                                                              80.31
Annual average                                                         6.07
Life of fund (since class A inception, 2/16/93)
Annual average                                                         5.42

Share value:                                                            NAV

11/30/03                                                              $5.17
5/31/04                                                               $5.09

----------------------------------------------------------------------------

Distributions:       No.        Income        Capital gains        Total
                                             Short      Long
                      6         $0.047       $0.015     $0.025     $0.087
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: July 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: July 27, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: July 27, 2004